RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTIES [Abstract]
Schedule of Related Party Balances and Transactions
	Year ended December 31
	2013	2012	2011
	U.S. dollars in thousands
Directors' fees	$143	$21	$6